Regulatory Capital (Schedule Regulatory Capital Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Amount	$ 70,852	$ 89,841
Tier I risk-based capital ratio: Actual Amount	70,852	89,841
Total risk-based capital ratio: Actual Amount	79,164	97,492
Leverage ratio: Actual Ratio	8.08%	11.14%
Tier I risk-based capital ratio: Actual Ratio	10.74%	14.85%
Total risk--based capital ratio: Actual Ratio	11.99%	16.12%
Leverage ratio: For Capital Adequacy Purposes Amount	35,084	32,251
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	26,400	24,193
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	52,800	48,387
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Amount	61,493	69,544
Tier I risk-based capital ratio: Actual Amount	61,493	69,544
Total risk-based capital ratio: Actual Amount	78,296	85,687
Leverage ratio: Actual Ratio	7.02%	8.63%
Tier I risk-based capital ratio: Actual Ratio	9.33%	11.51%
Total risk--based capital ratio: Actual Ratio	11.88%	14.18%
Leverage ratio: For Capital Adequacy Purposes Amount	35,058	32,225
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	26,373	24,170
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	52,747	48,339
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	43,823	40,282
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	39,560	36,254
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	$ 65,933	$ 60,424
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%